CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 79,888	$ 65,182
Restricted cash	0	2,900
Accounts receivable, net	25,726	32,913
Note receivable, current portion	318	0
Prepaid expenses and other current assets	6,183	9,792
Inventories	8,257	7,815
Total current assets	120,372	118,602
Deposits for vessels, port terminals and other fixed assets	36,849	136,891
Vessels, port terminals and other fixed assets, net	529,009	409,489
Intangible assets other than goodwill, net	60,008	63,551
Goodwill	104,096	104,096
Deferred drydock and special survey costs, net	16,412	20,653
Note receivable, net of current portion	500	0
Other long-term assets	769	1,898
Total noncurrent assets	747,643	736,578
Total assets	868,015	855,180
Current liabilities
Accounts payable	22,273	29,915
Due to affiliate companies	265	54
Accrued expenses	18,350	15,901
Deferred income	5,740	4,517
Notes payable - current portion	4,711	4,532
Current portion of capital lease obligations	0	2,639
Current portion of long-term debt	5,254	1,819
Total current liabilities	56,593	59,377
Senior notes, net	369,260	368,180
Notes payable, net of current portion	26,398	29,915
Long-term debt, net of current portion	127,123	23,502
Capital lease obligations, net of current portion	0	14,978
Income tax payable	466	435
Deferred tax liability	7,765	11,526
Other long-term liabilities	1,135	1,097
Total noncurrent liabilities	532,147	449,633
Total liabilities	588,740	509,010
Commitments and contingencies
STOCKHOLDERS' EQUITY
Common stock-$1.00 par value: 50,000,000 authorized shares; 20,000 shares issued and outstanding in 2017 and 2016	20	20
Additional paid-in capital	233,441	303,441
Retained earnings	45,814	42,709
Total stockholders' equity	279,275	346,170
Total liabilities and stockholders' equity	$ 868,015	$ 855,180